Related Party Transactions - CFC (National Rural Utilties Cooperative Financial Corporation) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Common Stock Ownership Percentage by a Related Party	5.00%								5.00%
Guarantee and commitment fees	$ 6,768,000	$ 6,819,000	$ 6,759,000	$ 6,612,000	$ 6,568,000	$ 6,401,000	$ 6,064,000	$ 5,930,000	$ 26,958,000	$ 24,963,000	$ 24,821,000
Interest receivable	107,201,000				103,414,000				107,201,000	103,414,000
Total interest income	49,180,000	62,975,000	61,745,000	61,498,000	56,151,000	63,810,000	71,578,000	73,131,000	235,398,000	264,670,000	274,687,000
CFC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Related Party's percent of total Program									100.00%
Related Party's percent of Farmer Mac Total Outstanding Book of Business	18.60%				18.00%				18.60%	18.00%
Accrued Fees and Other Revenue Receivable	700,000				700,000				700,000	700,000	1,100,000
Guarantee and commitment fees									4,100,000	4,400,000	5,400,000
Interest receivable	5,600,000				5,700,000				5,600,000	5,700,000
Total interest income									23,700,000	28,000,000	30,900,000
Common Class A [Member] | CFC [Member]
Related Party Transaction [Line Items]
Common Stock Ownership Percentage by a Related Party	7.90%								7.90%
Rural Utilities [Member] | CFC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party									906,965,000	549,523,000	206,585,000
Rural Utilities [Member] | Mortgage Loans on Real Estate [Member] | CFC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party									86,965,000	166,117,000	203,789,000
On-balance sheet [Member] | Rural Utilities [Member] | Farmer Mac Guaranteed Securities [Member] | CFC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party									820,000,000	383,406,000	0
Off-balance sheet [Member] | Rural Utilities [Member] | Farmer Mac Guaranteed Securities [Member] | CFC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party									0	0	2,796,000
Rural Utilities [Member]
Related Party Transaction [Line Items]
Guarantee and commitment fees									0	0	0
Total interest income									$ 35,194,000	$ 35,566,000	$ 22,377,000
Rural Utilities [Member] | CFC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Related Party's percent of total purchases									29.40%	18.60%	6.10%